HOTEL OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2018
HOTEL OPERATING COSTS.
Schedule of hotel operating costs

	Years Ended December 31,
	2016	2017	2018
Rents	1,871	2,059	2,406
Utilities	346	366	399
Personnel costs	1,089	1,388	1,663
Depreciation and amortization	677	773	869
Consumable, food and beverage	495	551	673
Others	456	538	466
Total	4,934	5,675	6,476